Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Bank Loan [Abstract]
Schedule of Long-Term Bank Loans	Long-term bank loans consist of the following loans:
	December 31, 2023	December 31, 2022
Loan from Bank of China (Due on March 16, 2023)(1)	$-	$348,000
Loan from Bank of China (Due on March 20, 2026)(2)	422,400	-
Loan from Bank of China (Due on March 22, 2025)(3)	506,880	580,000
Loan from Industrial Bank (Due on May 29, 2025)(4)	492,800	652,500
Less: current maturity of long-term bank loan	(239,360)	(551,000)
Long-term bank loan	$1,182,720	$1,029,500